Leases (Details) ₽ in Millions	9 Months Ended
Sep. 30, 2019 RUB (₽)
Leases
Expense relating to short-term leases	₽ 187
Future minimum lease rentals under non-cancellable operating lease commitments for short term lease	₽ 30
Minimum
Leases
Average life of lease	1 year
Maximum
Leases
Average life of lease	7 years